Submission	Aug. 04, 2026
Submission [Line Items]
Central Index Key	0001303523
Registrant Name	British American Tobacco p.l.c.
Registration File Number	333-288448
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES